INVESTMENT IN FILMS	12 Months Ended
Nov. 30, 2018
Investment In Films [Abstract]
INVESTMENT IN FILMS
9.	INVESTMENT IN FILMS

Hard Apple formerly known as Blue Eyes

On April 21, 2017, the Company entered into an option and purchase agreement with Jerome Charyn with respect to the option to acquire all of the rights in and to and derived from a book entitled “Blue Eyes” and a bible for a TV series based on the Book.

During the year ended November 30, 2017, the Company paid $12,477 (US$10,000).

As at November 30, 2018, the Company decided not to pursue any further involvement in this option and wrote off the investment of $12,447.